Note 17 - Segment Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
17.	SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semi-conductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company's operations is below:

ODIS
Odis is the developer of the POET platform semiconductor process IP for monolithic fabrication of integrated circuit devices containing both electronic and optical elements on a single die.

BB Photonics
BB Photonics develops photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enables the low-cost integration of active and passive devices into photonic integrated circuits.

DenseLight
DenseLight designs, manufactures, and delivers photonic optical light source products and packaging solutions to the communications, medical, instrumentation, industrial, and security industries. DenseLight processes III-V based optoelectronic devices and photonic integrated circuits through its in-house wafer fabrication and assembly & test facilities.

On a consolidated basis, the Company operates geographically in Singapore, the United States and Canada. Geographical information is as follows:

2018

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$4,283,008	$302,405	$2,302,851	$6,888,264
Property and equipment	9,136,694	162,819	-	9,299,513
Patents and licenses	18,464	448,250	-	466,714
Goodwill and intangible assets	6,718,953	1,764,459	-	8,483,412

Total Assets	$20,157,119	$2,677,933	$2,302,851	$25,137,903

Year Ended December 31,	Singapore	US	Canada	Consolidated
Revenue	$3,888,185	$-	$-	$3,888,185
Cost of revenue	1,475,969	-	-	1,475,969
Selling, marketing and administration	8,252,278	2,337,342	1,099,584	11,689,204
Research and development	3,533,994	4,706,817	451,993	8,692,804
Impairment loss	156,717	-	-	156,717
Other income including interest income	(1,491,556)	-	(14,234)	(1,505,790)

Net loss from operations before income tax recovery	$8,039,217	$7,044,159	$1,537,343	$16,620,719

2017

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$3,190,298	$4,621,318	$139,096	$7,950,712
Property and equipment	8,018,900	259,270	-	8,278,170
Patents and licenses	18,816	437,434	-	456,250
Goodwill and intangible assets	6,756,181	1,764,459	-	8,520,640

Total Assets	$17,984,195	$7,082,481	$139,096	$25,205,772

Year Ended December 31,	Singapore	US	Canada	Consolidated
Revenue	$2,794,044	$-	$-	$2,794,044
Cost of revenue	1,342,691	-	-	1,342,691
Selling, marketing and administration	4,955,497	4,872,902	1,042,342	10,870,741
Research and development	3,237,713	1,877,966	327,194	5,442,873
Other income including interest income	(1,748,244)	-	(18,280)	(1,766,524)

Net loss from operations before income tax recovery	$4,993,613	$6,750,868	$1,351,256	$13,095,737

2016

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$2,118,561	$10,058,018	$4,957,624	$17,134,203
Property and equipment	9,039,069	322,633	2,508	9,364,210
Patents and licenses	-	449,676	-	449,676
Goodwill and intangible assets	6,793,409	1,764,459	-	8,557,868

Total Assets	$17,951,039	$12,594,786	$4,960,132	$35,505,957

Year Ended December 31,	Singapore	US	Canada	Consolidated
Revenue	$1,861,747	$-	$-	$1,861,747
Cost of revenue	946,001	-	-	946,001
Selling, marketing and administration	3,242,703	7,027,033	1,151,868	11,421,604
Research and development	1,042,842	2,122,983	-	3,165,825
Impairment loss	-	63,522	-	63,522
Loss on disposal of property and equipment	-	29,807	16,931	46,738
Other income including interest income	(14,027)	-	(52,845)	(66,872)
Changes in fair value of contingent consideration	(283,130)	-	-	(283,130)

Net loss from operations before income tax recovery	$3,072,642	$9,243,345	$1,115,954	$13,431,941